INCOME TAX - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit) allocated to noncontrolling interest	$ 15.4	$ 11.8	$ 9.0
Undistributed earnings of foreign subsidiary	60.5
Unrecognized that would impact effective tax rate	56.8
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	110.6
Operating loss carryforwards not subject to expiration	111.5
Domestic
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards subject to expiration	23.6
Tax credit carryforwards	$ 100.4